Segment Reporting (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting
Operating profit before depreciation and amortization									$ 6,978	$ 6,378	$ 5,313
Depreciation and amortization expense									(2,349)	(2,482)	(2,640)
Operating profit	1,214	1,030	1,230	1,155	1,062	868	1,010	956	4,629	3,896	2,673
Interest income									34	39	41
Interest expense									(763)	(557)	(423)
Liberty transaction and related gains (charges)										67	(491)
Other, net									84	69	34
Income before income taxes									3,984	3,514	1,834
Income tax expense									(1,348)	(1,202)	(827)
Net income									2,636	2,312	1,007
Less: Net income attributable to noncontrolling interest									(27)	(114)	(65)
Net income attributable to DIRECTV	$ 718	$ 516	$ 701	$ 674	$ 618	$ 479	$ 543	$ 558	$ 2,609	$ 2,198	$ 942